Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax recovery at statutory rate	$ (1,316,712)	$ (2,322,936)	$ (1,861,476)
Tax effect of:
Items not deductible for tax purposes	(20,556)	223,809	335,494
Over provided in prior years	(384,109)	(19,674)
Tax rate difference for foreign jurisdiction	(5,365)	10,715	56,175
Change in unrecognized deferred income tax assets	2,104,708	2,125,459	1,499,666
Income tax provision	$ 377,966	$ 17,372	$ 29,859